Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of accrued compensation, such as bonus, commission, payroll taxes, sales and other tax liabilities, etc. The following table summarizes the Company’s accrued expenses and other current liabilities for the periods indicated (in thousands):

	As of December 31,
	2021	2020
Accrued compensation	$49,015	$50,312
Sales and other tax liabilities	10,774	9,550
Other	20,038	22,077

Accrued expenses and other current liabilities	$79,827	$81,939